Prepayments, Other Receivables and Other Assets, Net (Tables)	12 Months Ended
Dec. 31, 2022
Prepayments, Other Receivables and Other Assets [Abstract]
Schedule of prepayments, other receivables and other assets, net
	December 31, 2022	December 31, 2021
	RMB’000	RMB’000
Non-current
Prepayments	85	213
Deposits	110,127	94,858
Other receivables	24	146
Total	110,236	95,217
Current
Prepayments	27,628	29,368
Deposits	116	244
Other receivables	7,587	4,489
	35,331	34,101
Less: provision	(20)	—
Total	35,311	34,101

Schedule of movements in allowance for ECLs	The movements in allowance for ECLs are as follows:
	2022		2021
	RMB’000		RMB’000
At the beginning of the year	—	*	—
Impairment losses, net	20		—	*
Amount written off as uncollectible	—		—
At the end of the year	20		—	*
*	Less than RMB1,000